Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 29, 2025	Nov. 30, 2024	May 31, 2025	Jun. 28, 2026	Jun. 29, 2025	Jun. 30, 2024	Jun. 25, 2023	Jun. 26, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen-sation Table Total for PEO 1 ($) (1)	Summary Compen-sation Table Total for PEO 2 ($) (1)	Summary Compen-sation Table Total for PEO 3 ($) (1)	Compen-sation Actually Paid to PEO 1 ($) (1) (2) (3)	Compen-sation Actually Paid to PEO 2 ($) (1) (2) (3)	Compen-sation Actually Paid to PEO 3 ($) (1) (2) (3)	Average Summary Compen- sation Table Total for Non-PEO NEOs ($) (1)	Average Compen- sation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Revenue ($ Millions) (5)
									TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	—	—	$13,040,937	—	—	$20,853,146	$3,345,482	$5,380,501	$208.01	$210.04	$4.4	$665.0
2025	$8,498,571	$1,996,215	$650,000	$(2,242,723)	$1,227,774	$650,000	$1,400,045	$(158,386)	N/A	N/A	$(1,609.2)	$757.6
2024	$11,399,724	—	—	$(1,116,224)	—	—	$4,833,000	$(288,099)	N/A	N/A	$(864.2)	$807.2
2023	$12,477,839	—	—	$7,947,159	—	—	$5,275,059	$1,625,479	N/A	N/A	$(329.9)	$758.5
2022	$9,282,016	—	—	$(2,027,399)	—	—	$2,702,433	$(818,332)	N/A	N/A	$(200.9)	$572.1

Company Selected Measure Name				Revenue
Named Executive Officers, Footnote				Gregg A. Lowe served as PEO from 2021 to November 2024 (“PEO 1”). Thomas H. Werner served as PEO from November 2024 until May 2025 (“PEO 2”). Robert A. Feurle served as PEO since May 2025 (“PEO 3”). Neill P. Reynolds was our only Non-PEO NEO from 2021 through 2024. Neill P. Reynolds, Kevin Speirits, and David T. Emerson, Ph.D. were our Non-PEO NEOs during 2025. Bradley D. Kohn, Kevin Speirits, and David T. Emerson, Ph.D. were our Non-PEO NEOs during fiscal 2026.
Peer Group Issuers, Footnote				The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended June 28, 2026. The comparison assumes $100 was invested for the period starting September 29, 2025 (the first day of trading on the NYSE following our emergence from a voluntary Chapter 11 re-structuring plan and re-listing on the NYSE), through the end of the listed year in the Company and in the Philadelphia Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2026	$13,040,937	$(11,473,629)	$19,285,838	$20,853,146

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	$3,345,482	$(2,792,241)	$4,827,260	$5,380,501
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)
2026	$16,536,227	—	$2,749,611	—	—	—	$19,285,838

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	$4,550,354	—	$274,965	$2,987	$(1,046)	—	$4,827,260

Non-PEO NEO Average Total Compensation Amount				$ 3,345,482	$ 1,400,045	$ 4,833,000	$ 5,275,059	$ 2,702,433
Non-PEO NEO Average Compensation Actually Paid Amount				$ 5,380,501	(158,386)	(288,099)	1,625,479	(818,332)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2026	$13,040,937	$(11,473,629)	$19,285,838	$20,853,146

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	$3,345,482	$(2,792,241)	$4,827,260	$5,380,501
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total - Inclusion of Equity Values for PEO 3 ($)
2026	$16,536,227	—	$2,749,611	—	—	—	$19,285,838

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	$4,550,354	—	$274,965	$2,987	$(1,046)	—	$4,827,260

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR over the five most recently completed fiscal years for the Company, and the Philadelphia Semiconductor Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR over the five most recently completed fiscal years for the Company, and the Philadelphia Semiconductor Index TSR over the same period.

Tabular List, Table

Revenue
Non-GAAP Gross Margin
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount				$ 208.01
Peer Group Total Shareholder Return Amount				210.04
Net Income (Loss)				$ 4,400,000	$ (1,609,200,000)	$ (864,200,000)	$ (329,900,000)	$ (200,900,000)
Company Selected Measure Amount				665,000,000.0	757,600,000	807,200,000	758,500,000	572,100,000
Additional 402(v) Disclosure				The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2026. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. For fiscal 2026, Revenue as reported is calculated by combining revenue for the Predecessor period of June 30, 2025 to September 29, 2025 and the Successor period of September 30, 2025 to June 28, 2026. Because the revenue measure used for purposes of this Pay Versus Performance disclosure for fiscal 2026 reflects amounts that combine, aggregate, or otherwise present Successor and Predecessor period results on a basis that differs from revenue as reported in the Company’s financial statements prepared in accordance with U.S. GAAP, this measure is a non-GAAP financial measure.
Measure:: 1
Pay vs Performance Disclosure
Name				Revenue
Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name				Relative TSR
Robert A. Feurle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 13,040,937	$ 650,000
PEO Actually Paid Compensation Amount				$ 20,853,146	650,000
PEO Name	Robert A. Feurle			Robert A. Feurle
Gregg A. Lowe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,498,571	$ 11,399,724	$ 12,477,839	$ 9,282,016
PEO Actually Paid Compensation Amount					(2,242,723)	$ (1,116,224)	$ 7,947,159	$ (2,027,399)
PEO Name		Gregg A. Lowe				Gregg A. Lowe	Gregg A. Lowe	Gregg A. Lowe
Thomas H. Werner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,996,215
PEO Actually Paid Compensation Amount					$ 1,227,774
PEO Name			Thomas H. Werner
PEO | Robert A. Feurle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (11,473,629)
PEO | Robert A. Feurle [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,285,838
PEO | Robert A. Feurle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,536,227
PEO | Robert A. Feurle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert A. Feurle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,749,611
PEO | Robert A. Feurle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert A. Feurle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert A. Feurle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,792,241)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,827,260
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,550,354
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				274,965
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,987
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,046)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0